Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property plant and equipment

	Cost	Accumulated depreciation	12.31.2025	Cost	Accumulated depreciation	12.31.2024
In service
Reservoirs, dams and aqueducts	7,124,262	(5,122,566)	2,001,696	6,869,100	(4,885,663)	1,983,437
Machinery and equipment	8,855,177	(3,620,272)	5,234,905	8,745,054	(3,206,049)	5,539,005
Buildings	1,359,954	(963,376)	396,578	1,398,552	(933,130)	465,422
Land	401,001	(85,782)	315,219	388,270	(58,358)	329,912
Vehicles	14,127	(10,609)	3,518	12,811	(10,673)	2,138
Furniture and fixtures	13,312	(7,713)	5,599	12,449	(6,880)	5,569
(-) Special Obligations	(34,604)	2,211	(32,393)	(19,223)	681	(18,542)
	17,733,229	(9,808,107)	7,925,122	17,407,013	(9,100,072)	8,306,941
In progress
Cost	220,430	—	220,430	209,756	—	209,756
	220,430	—	220,430	209,756	—	209,756
	17,953,659	(9,808,107)	8,145,552	17,616,769	(9,100,072)	8,516,697

Schedule of changes in property plant and equipment

	Balance as of January 1, 2025	Additions	Depreciation	Write-offs or disposal	Transfers	Business combination effects (a)	Reclassification to Assets held for sale (Note 37)	Balance as of December 31, 2025
In service
Reservoirs, dams and aqueducts	1,983,437	—	(103,964)	—	3,371	343,731	(224,879)	2,001,696
Machinery and equipment	5,539,005	—	(360,861)	(36,881)	117,199	173,682	(197,239)	5,234,905
Buildings	465,422	—	(20,772)	(1,077)	18,787	86,294	(152,076)	396,578
Land	329,912	—	(12,410)	(83)	13,423	56,680	(72,303)	315,219
Vehicles	2,138	—	(520)	—	2,031	—	(131)	3,518
Furniture and fixtures	5,569	—	(568)	(10)	465	178	(35)	5,599
(-) Special Obligations	(18,542)	—	1,530	—	(15,381)	—	—	(32,393)
	8,306,941	—	(497,565)	(38,051)	139,895	660,565	(646,663)	7,925,122
In progress
Cost	209,756	190,821	—	(4,732)	(131,199)	—	(44,216)	220,430
	209,756	190,821	—	(4,732)	(131,199)	—	(44,216)	220,430
	8,516,697	190,821	(497,565)	(42,783)	8,696	660,565	(690,879)	8,145,552
(a) Balances acquired in the business combination described in Note 1.2.

	Balance as of January 1, 2024	Additions	Depreciation	Write-offs or disposal	Transfers	Reclassification to Assets held for sale (Note. 37).	Balance as of December 31, 2024
In service
Reservoirs, dams and aqueducts	3,132,338	—	(137,424)	(2,852)	13,078	(1,021,703)	1,983,437
Machinery and equipment	6,702,720	29,258	(388,447)	(6,992)	196,068	(993,602)	5,539,005
Buildings	832,663	—	(35,563)	(13,341)	32,125	(350,462)	465,422
Land	429,764	—	(12,027)	(7,272)	16,337	(96,890)	329,912
Vehicles	1,936	—	(489)	(8)	701	(2)	2,138
Furniture and fixtures	5,726	—	(549)	(287)	948	(269)	5,569
(-) Impairment (Note 15.4)	(674,077)	(27,755)	—	—	—	701,832	—
(-) Special Obligations	(6,367)	—	470	—	(12,703)	58	(18,542)
	10,424,703	1,503	(574,029)	(30,752)	246,554	(1,761,038)	8,306,941
In progress
Cost	400,718	142,584	—	(1,482)	(244,677)	(87,387)	209,756
	400,718	142,584	—	(1,482)	(244,677)	(87,387)	209,756
	10,825,421	144,087	(574,029)	(32,234)	1,877	(1,848,425)	8,516,697

Schedule of impairment of property plant and equipment

	Balance as of January 1, 2024	Impairment / Reversal	Reclassification (a)	Balance as of December 31, 2024	Balance as of December 31, 2025
In service (a)
HPP Colíder	(498,906)	—	498,906	—	—
Power plants in Paraná	(175,171)	(27,755)	202,926	—	—
	(674,077)	(27,755)	701,832	—	—
In progress
Consórcio Tapajós (b)	(14,879)	—	—	(14,879)	(14,879)
	(14,879)	—	—	(14,879)	(14,879)
	(688,956)	(27,755)	701,832	(14,879)	(14,879)
(a) HPP Colíder negotiated (Note 1.2) and Power Plants in Paraná sold (Note 37.1)
(b) Project under development

Schedule of impairment risk

Cash-generating units	Discount rate	RV/BV-1	RV/BV-1 (5% Variation)	RV/BV-1 (10% Variation)
Wind power Assets
São Bento Complex (a)	7.25%	21.18%	19.03%	16.94%
Brisa I Complex (b)	7.25%	15.12%	12.28%	9.52%
Brisa II Complex (c)	7.25%	34.73%	30.31%	26.09%
Bento Miguel Complex (d)	7.25%	51.25%	47.15%	43.23%
Cutia Complex (e)	7.25%	18.34%	15.34%	12.45%
Jandaíra Complex (f)	5.84%	8.18%	4.72%	1.44%
Vilas Complex (g)	4.93%	49.97%	44.65%	39.55%
Aventura Complex (h)	5.26%	29.58%	25.64%	21.87%
Santa Rosa e Mundo Novo Complex (i)	5.26%	41.92%	37.90%	34.05%
Hydric Assets
Foz do Areia	6.28%	64.28%	58.77%	53.55%
Segredo	6.28%	32.24%	28.07%	24.11%
Caxias	6.28%	33.70%	29.67%	25.83%
Mauá	6.28%	32.86%	29.88%	27.01%
Bela Vista	7.48%	101.70%	94.98%	88.61%
Elejor	9.00%	19.45%	16.24%	13.17%
(a) GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b) Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c) Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d) São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
(e) Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
(f) Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
(g) Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.
(h) Aventura II, Aventura III, Aventura IV, Aventura V wind farms.
(i) Santa Rosa e Mundo Novo - SRMN: SRMN I, SRMN II, SRMN III, SRMN IV e SRMN V wind farms.

Schedule of average depreciation rates

Depreciation rates (%)	12.31.2025	12.31.2024	12.31.2023
Average generation segment rates
General equipment	6.04	6.06	6.24
Machinery and equipment	3.34	3.29	3.87
Generations	3.45	3.40	3.42
Reservoirs, dams and ducts	2.26	2.26	2.64
Hydraulic turbines	2.71	2.77	2.88
Photovoltaic unit	—	4.44	—
Wind power plant unit	4.86	4.85	4.94
Buildings	2.74	2.79	3.05
Average rates for central government assets
Buildings	3.34	3.34	3.33
Machinery and office equipment	12.53	12.07	6.25
Furniture and fixtures	6.20	6.26	6.27
Vehicles	14.29	14.29	14.29